Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable	12 Months Ended
Dec. 31, 2019
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Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable
13)	EQUITY ACCOUNTED INVESTEES, OTHER INVESTMENTS AND NON-CURRENT ACCOUNTS RECEIVABLE

13.1)	EQUITY ACCOUNTED INVESTEES
As of December 31, 2019 and 2018, the investments in common shares of associates were as follows:

	Activity	Country	%		2019	2018
Camcem, S.A. de C.V.	Cement	Mexico	40.1	$	229	208
Concrete Supply Co. LLC	Concrete	United States	40.0		75	66
Lehigh White Cement Company	Cement	United States	36.8		64	60
Société d’Exploitation de Carrières	Aggregates	France	50.0		17	16
Société Méridionale de Carrières	Aggregates	France	33.3		15	16
Akmenes Cementas AB	Cement	Lithuania	37.8		0	27
Cemento Interoceánico, S.A.	Cement	Panama	25.0		0	8
Other companies	0	0	0		81	83

				$	481	484

Out of which:
Book value at acquisition date				$	331	368
Changes in stockholders’ equity				$	150	116

On November 15, 2019, through its subsidiary Balboa Investments B.V., CEMEX sold its 25% equity interest in Cemento Interoceánico, S.A. (“Cemento Interoceánico”), customer, cement producer and competitor of the Company in Panama, to an international cement group (the
“Purchaser”) for a
price of $44, plus an additional consideration
(“earn-out”)
for up to $20 to be received in 2020 (note 17.2). As condition precedent for this acquisition of such 25% equity interest of Balboa in Cemento Interoceánico, the Purchaser required CEMEX enter with Cemento Interoceánico into a new clinker supply agreement including certain commercial conditions as well as a guaranteed installed capacity reserve of CEMEX’s plant in Panama for a period of 10 years beginning on November 15, 2019. The portion of the proceeds allocated to the new clinker supply agreement was recognized as deferred revenue and will be amortized to CEMEX’s income statement over the 10-year tenure of such contract with Cemento Interoceánico as the conditions agreed upon are fulfilled and revenue is earned.
On March 29, 2019, as part of the sale of the Baltic and Nordic assets to the German building materials group Schwenk described in note 4.2, CEMEX sold its 37.8% equity interest in Akmenes Cementas AB.
During 2018, a subsidiary of CEMEX in the United States invested a total of $36 and increased the Company’s ownership over the Lehigh White Cement Company investee from 24.5% to 36.8%. This deal also included an agreement in which the Company contributed all of its rights, title and interest in the white cement business in Florida to the investee and entered into an agreement in which a Company’s terminal receives and packs white cement for Lehigh White Cement Company to sell and distribute in the Florida market.
During January and September 2017, by means of a public offering in the BMV and a definitive sale to two financial institutions, respectively, the Company sold 76.5 million shares of Grupo Cementos de Chihuahua, S.A.B. de C.V. (“GCC”), 23% equity interest that was held within investments in associates. CEMEX received combined proceeds of $377 and generated a combined gain on sale in 2017 of $187 as part of “Financial income and other items, net” in the income statement. CEMEX continues to have a 20% indirect interest in GCC through Camcem, S.A. de C.V., GCC’s parent company.
As mentioned in note 4.1, on February 1, 2017, CEMEX assumed control of its former associate TCL, which was accounted until such date for under the equity method. The purchase of TCL represented a step acquisition. As a result, the remeasurement of CEMEX’s previously held ownership interest in TCL of 39.5% generated a gain of $32 in 2017 as part of “Financial income and other items, net.”
Combined condensed statement of financial position information of CEMEX’s associates as of December 31, 2019 and 2018 is set forth below:

	2019	2018
Current assets	$982	849
Non-current assets	1,757	1,674

Total assets	2,739	2,523

Current liabilities	326	289
Non-current liabilities	898	879

Total liabilities	1,224	1,168

Total net assets	$1,515	1,355

Combined selected information of the statements of operations of CEMEX’s associates in 2019, 2018 and 2017 is set forth below:

	2019	2018	2017
Sales	$1,600	1,449	1,433
Operating earnings	237	224	227
Income before income tax	158	110	125
Net income	118	86	97

The share of equity accounted investees by reportable segment in the income statements for 2019, 2018 and 2017 is detailed as follows:

	2019	2018	2017
Mexico	$23	13	15
United States	18	15	14
Europe	10	7	6
Corporate and others	(2)	(1)	(2)

	$49	34	33

13.2)	OTHER INVESTMENTS AND NON-CURRENT ACCOUNTS RECEIVABLE
As of December 31, 2019 and 2018, consolidated other investments and non-current
accounts receivable were summarized as follows:

	2019	2018
Non-current accounts receivable 1	$197	220
Investments at fair value through the income statement 2	34	22
Non-current portion of valuation of derivative financial instruments (note 16.4)	2	15
Investments in strategic equity securities 3	3	11

	$236	268

1
Includes, among other items: a) accounts receivable from investees and joint ventures of $32 in 2019 and $65 in 2018, b) advances to suppliers of fixed assets of $32 in 2019 and $45 in 2018, c) employee prepaid compensation of $7 in 2019 and $6 in 2018, d) refundable taxes of $10 in 2019 and $13 in 2018
;
and e) warranty deposits of $33 in 2019 and $20 in 2018.

2	Refers to investments in private funds and investments related to employee’ savings funds. In 2019 and 2018, no contributions were made to such private funds.
3	This line item refers mainly to a strategic investment in CPOs of Axtel, S.A.B. de C.V. (“Axtel”). This investment is recognized at fair value through other comprehensive income.